Revenue - Schedule of Estimated Revenue Related to Performance Obligations (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,866
Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	1,613
Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	236
Other
Estimated revenue expected to be recognized in the future related to performance obligations	17
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 161
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 136
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 158
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 133
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 158
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 133
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 155
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 130
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 152
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 127
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 23
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,082
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Midstream service contracts
Estimated revenue expected to be recognized in the future related to performance obligations	$ 954
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Storage services
Estimated revenue expected to be recognized in the future related to performance obligations	$ 121
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Other
Estimated revenue expected to be recognized in the future related to performance obligations	$ 7
Performance satisfaction period	1 year